Document and Entity Information	Dec. 02, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 02, 2020
Entity Registrant Name	LUMINAR TECHNOLOGIES, INC./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	2603 Discovery Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	900-5259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 8, 2020, Luminar Technologies, Inc., a Delaware corporation (f/k/a Gores Metropoulos, Inc.) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001758057
Amendment Flag	true
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	LAZR
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LAZRW
Security Exchange Name	NASDAQ